Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 04, 2012
Registrant Name	dei_EntityRegistrantName	ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001098605
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 04, 2012
Fixed Income SHares: Series TE (Prospectus Summary) | Fixed Income SHares: Series TE | Series TE
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FXIEX